Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

AuguStarSM Variable Insurance Products Fund, Inc. (formerly Ohio National Fund, Inc.):

In planning and performing our audits of the AVIP Bond Portfolio (formerly ON Bond Portfolio), AVIP BlackRock Balanced Allocation Portfolio (formerly ON BlackRock Balanced Allocation Portfolio), AVIP BlackRock Advantage International Equity Portfolio (formerly ON BlackRock Advantage International Equity Portfolio), AVIP Fidelity Institutional AM® Equity Growth Portfolio (formerly ON Fidelity Institutional AM® Equity Growth Portfolio and, prior to July 29, 2023, ON Janus Henderson Forty Portfolio), AVIP AB Small Cap Portfolio (formerly ON AB Small Cap Portfolio), AVIP AB Mid Cap Core Portfolio (formerly ON AB Mid Cap Core Portfolio), AVIP S&P 500® Index Portfolio (formerly ON S&P 500®  Index Portfolio), AVIP BlackRock Advantage Large Cap Value Portfolio (formerly ON BlackRock Advantage Large Cap Value Portfolio), AVIP Federated High Income Bond Portfolio (formerly ON Federated High Income Bond Portfolio), AVIP Nasdaq-100® Index Portfolio (formerly ON Nasdaq-100® Index Portfolio), AVIP BlackRock Advantage Large Cap Core Portfolio (formerly ON BlackRock Advantage Large Cap Core Portfolio), AVIP BlackRock Advantage Small Cap Growth Portfolio (formerly ON BlackRock Advantage Small Cap Growth Portfolio), AVIP S&P MidCap 400® Index Portfolio (formerly ON S&P MidCap 400® Index Portfolio), AVIP BlackRock Advantage Large Cap Growth Portfolio (formerly ON BlackRock Advantage Large Cap Growth Portfolio), AVIP AB Risk Managed Balanced Portfolio (formerly ON Risk Managed Balanced Portfolio), AVIP Federated Core Plus Bond Portfolio (formerly ON Federated Core Plus Bond Portfolio), AVIP Intech U.S. Low Volatility Portfolio (formerly ON U.S. Low Volatility Portfolio), AVIP AB Relative Value Portfolio (formerly ON AB Relative Value Portfolio), AVIP iShares Managed Risk Balanced Portfolio (formerly ON iShares Managed Risk Balanced Portfolio), AVIP iShares Managed Risk Moderate Growth Portfolio (formerly ON iShares Managed Risk Moderate Growth Portfolio), AVIP iShares Managed Risk Growth Portfolio (formerly ON iShares Managed Risk Growth Portfolio), AVIP Moderately Conservative Model Portfolio (formerly ON Moderately Conservative Model Portfolio), AVIP Balanced Model Portfolio (formerly ON Balanced Model Portfolio), AVIP Moderate Growth Model Portfolio (formerly ON Moderate Growth Model Portfolio), and AVIP Growth Model Portfolio (formerly ON Growth Model Portfolio) (each a Portfolio and collectively, the Portfolios of the AuguStarSM Variable Insurance Products Fund, Inc.) as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Portfolios’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A portfolio's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolio's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the portfolio; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and directors of the portfolio; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the portfolio’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the portfolio’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Portfolios’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.

This report is intended solely for the information and use of management and the Board of Directors of AuguStarSM Variable Insurance Products Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Columbus, Ohio
February 16, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.